RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 25, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Tender offer provision (as a percentage)			50.00%
CONDENSED BALANCE SHEETS
Warrant Liability	$ 17,780,521		$ 13,272,784
Additional paid-in capital	0		6,657,917
Accumulated deficit	(30,032,857)		(1,658,775)
CONDENSED STATEMENTS OF OPERATIONS
Formation and Operational cost	3,704,849		2,114,129
Net loss	(8,167,283)		(1,658,775)
CONDENSED STATEMENT OF CASH FLOWS
Net loss	(8,167,283)		(1,658,775)
Allocation of initial public offering costs to warrant liability			(510,982)
Change in fair value of warrant liability	4,507,737		(406,549)
Initial classification of warrant liability			13,679,333
Initial classification of common stock subject to possible redemption			215,057,051
Change in value of common stock subject to possible redemption	26,864,984		(2,081,607)
Restatement of warrants as derivative liabilities
CONDENSED BALANCE SHEETS
Warrant Liability		$ 13,277,000	13,272,784	$ 13,679,333
Additional paid-in capital		5,149,209	6,657,916	5,525,185
Accumulated deficit		(150,095)	(1,658,774)	(526,074)
CONDENSED STATEMENTS OF OPERATIONS
Change in fair value of warrant liability		402,333	406,549
Formation and Operational cost		526,074	2,114,129
Net loss		(150,095)	(1,658,774)
CONDENSED STATEMENT OF CASH FLOWS
Net loss		(150,095)	(1,658,774)
Allocation of initial public offering costs to warrant liability		510,982
Change in fair value of warrant liability		402,333	406,549
Initial classification of warrant liability		13,679,333	13,679,333
Initial classification of common stock subject to possible redemption		199,877,947	214,108,147
Change in value of common stock subject to possible redemption		375,978	(1,132,703)
Restatement of warrants as derivative liabilities | Previously Reported [Member]
CONDENSED BALANCE SHEETS
Additional paid-in capital		5,040,694	6,553,617	5,014,340
Accumulated deficit		(41,447)	(1,554,342)	(15,092)
CONDENSED STATEMENTS OF OPERATIONS
Formation and Operational cost		15,092	1,603,147
Net loss		(41,447)	(1,554,342)
CONDENSED STATEMENT OF CASH FLOWS
Net loss		(41,447)	(1,554,342)
Initial classification of common stock subject to possible redemption		213,557,280	227,787,480
Change in value of common stock subject to possible redemption		(26,355)	(1,539,252)
Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED BALANCE SHEETS
Warrant Liability		13,277,000	13,272,784	13,679,333
Additional paid-in capital		108,515	104,299	510,845
Accumulated deficit		(108,648)	(104,432)	(510,982)
CONDENSED STATEMENTS OF OPERATIONS
Change in fair value of warrant liability		402,333	406,549
Formation and Operational cost		510,982	510,982
Net loss		(108,648)	(104,432)
CONDENSED STATEMENT OF CASH FLOWS
Net loss		(108,648)	(104,432)
Allocation of initial public offering costs to warrant liability		510,982
Change in fair value of warrant liability		402,333	406,549
Initial classification of warrant liability		13,679,333	13,679,333
Initial classification of common stock subject to possible redemption		(13,679,333)	(13,679,333)
Change in value of common stock subject to possible redemption		402,333	406,549
Ordinary Shares Subject to Possible Redemption Class A | Restatement of warrants as derivative liabilities
CONDENSED BALANCE SHEETS
Ordinary Shares Subject to Possible Redemption		$ 200,253,925	$ (212,975,444)	199,877,947
CONDENSED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted		19,987,795	21,396,989
Ordinary Shares Subject to Possible Redemption Class A | Restatement of warrants as derivative liabilities | Previously Reported [Member]
CONDENSED BALANCE SHEETS
Ordinary Shares Subject to Possible Redemption		$ 213,530,925	$ 226,248,228	213,557,280
CONDENSED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted			22,676,053
Ordinary Shares Subject to Possible Redemption Class A | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED BALANCE SHEETS
Ordinary Shares Subject to Possible Redemption		$ (13,277,000)	$ (13,272,784)	(13,679,333)
CONDENSED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted		19,987,795	(1,279,064)
Class A Ordinary Shares
CONDENSED BALANCE SHEETS
Ordinary Shares Subject to Possible Redemption	0		$ 268
Class A Ordinary Shares | Restatement of warrants as derivative liabilities
CONDENSED BALANCE SHEETS
Ordinary Shares Subject to Possible Redemption		$ 247	268	251
Class A Ordinary Shares | Restatement of warrants as derivative liabilities | Previously Reported [Member]
CONDENSED BALANCE SHEETS
Ordinary Shares Subject to Possible Redemption		114	135	114
Class A Ordinary Shares | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED BALANCE SHEETS
Ordinary Shares Subject to Possible Redemption		$ 133	133	$ 137
Class B Ordinary Shares
CONDENSED BALANCE SHEETS
Ordinary Shares Subject to Possible Redemption	$ 599		$ 599
Class B Ordinary Shares | Restatement of warrants as derivative liabilities
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted income per share		$ (0.03)	$ (0.26)
Class B Ordinary Shares | Restatement of warrants as derivative liabilities | Previously Reported [Member]
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted income per share		(0.01)	(0.25)
Class B Ordinary Shares | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED STATEMENTS OF OPERATIONS
Basic and diluted income per share		$ (0.02)	$ (0.01)
Ordinary Shares Not Subject to Possible Redemption Class B | Restatement of warrants as derivative liabilities
CONDENSED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted		5,786,039	7,230,225
Ordinary Shares Not Subject to Possible Redemption Class B | Restatement of warrants as derivative liabilities | Previously Reported [Member]
CONDENSED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted		5,698,351	6,500,406
Ordinary Shares Not Subject to Possible Redemption Class B | Restatement of warrants as derivative liabilities | Revision of Prior Period, Error Correction, Adjustment [Member]
CONDENSED STATEMENTS OF OPERATIONS
Weighted average shares outstanding, basic and diluted		87,688	729,819